Revenues (Tables)	6 Months Ended
Jun. 30, 2020
Revenue [abstract]
Schedule of revenue by product

	Six months ended		Year ended
	June 30,		December 31,
	2020	2019	2019
	Unaudited		Audited
	USD in thousands
Miniature camera and related equipment	69	59	188
Development and other services	4	85	85
Total	73	144	273

Schedule of major customers
	Six month ended		Year ended
	June 30,		December 31,
	2020	2019	2019
	USD in thousands
Customer A	-	85	85

Customer B	-	-	30

Customer C	26	6	40

Customer D	-	-	27

Customer E	24	-	-

Customer F	9	-	-